Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Disclosure of total derivatives

Barclays Bank Group	2025			2024
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Total derivative assets/(liabilities) held for trading	99,839,732	250,285	(240,158)	83,571,610	291,562	(278,636)
Total derivative assets/(liabilities) held for risk management	239,559	1,907	(599)	221,158	794	(695)
Derivative assets/(liabilities)	100,079,291	252,192	(240,757)	83,792,768	292,356	(279,331)

Disclosure of derivatives held for trading and risk management	The fair values and notional amounts of derivatives held for trading are set out in the following table:

Derivatives held for trading and risk management	2025			2024
Barclays Bank Group	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading
Foreign exchange derivatives
OTC derivatives	8,229,535	73,979	(71,525)	8,242,887	123,379	(116,485)
Derivatives cleared by central counterparty	276,189	251	(221)	240,612	228	(235)
Exchange traded derivatives	20,733	1	(1)	27,441	7	(7)
Foreign exchange derivatives	8,526,457	74,231	(71,747)	8,510,940	123,614	(116,727)
Interest rate derivatives
OTC derivatives	32,272,598	90,814	(77,199)	26,437,086	92,206	(79,936)
Derivatives cleared by central counterparty	42,100,741	1,409	(1,124)	36,249,392	1,443	(1,319)
Exchange traded derivatives	11,473,470	1,498	(1,457)	7,672,496	2,664	(2,698)
Interest rate derivatives	85,846,809	93,721	(79,780)	70,358,974	96,313	(83,953)
Credit derivatives
OTC derivatives	671,066	4,169	(4,666)	593,702	3,474	(4,307)
Derivatives cleared by central counterparty	1,065,702	3,682	(3,713)	943,413	3,424	(3,148)
Credit derivatives	1,736,768	7,851	(8,379)	1,537,115	6,898	(7,455)
Equity and stock index derivatives
OTC derivatives	739,153	22,180	(27,092)	598,024	21,964	(26,318)
Exchange traded derivatives	2,769,230	50,161	(51,063)	2,347,247	40,947	(42,309)
Equity and stock index derivatives	3,508,383	72,341	(78,155)	2,945,271	62,911	(68,627)
Commodity derivatives
OTC derivatives	4,681	15	(16)	7,084	17	(32)
Exchange traded derivatives	216,634	2,126	(2,081)	212,226	1,809	(1,842)
Commodity derivatives	221,315	2,141	(2,097)	219,310	1,826	(1,874)
Derivative assets/(liabilities) held for trading	99,839,732	250,285	(240,158)	83,571,610	291,562	(278,636)

Total OTC derivatives	41,917,033	191,157	(180,498)	35,878,783	241,040	(227,078)
Total derivatives cleared by central counterparty	43,442,632	5,342	(5,058)	37,433,417	5,095	(4,702)
Total exchange traded derivatives	14,480,067	53,786	(54,602)	10,259,410	45,427	(46,856)
Derivative assets/(liabilities) held for trading	99,839,732	250,285	(240,158)	83,571,610	291,562	(278,636)

Derivatives held for risk management
Derivatives designated as cash flow hedges
Currency Swaps	26,048	1,677	(39)	26,564	611	(307)
Interest rate derivatives cleared by central counterparty	101,099	—	—	86,759	—	—
Derivatives designated as cash flow hedges	127,147	1,677	(39)	113,323	611	(307)
Derivatives designated as fair value hedges
Interest rate swaps	4,900	75	(517)	7,234	147	(322)
Interest rate derivatives cleared by central counterparty	103,193	—	—	96,588	—	—
Derivatives designated as fair value hedges	108,093	75	(517)	103,822	147	(322)
Derivatives designated as hedges of net investments
Forward foreign exchange	4,319	155	(43)	4,013	36	(66)
Derivatives designated as hedges of net investments	4,319	155	(43)	4,013	36	(66)
Derivative assets/(liabilities) held for risk management	239,559	1,907	(599)	221,158	794	(695)

Total OTC derivatives	35,267	1,907	(599)	37,811	794	(695)
Total derivatives cleared by central counterparty	204,292	—	—	183,347	—	—
Derivative assets/(liabilities) held for risk management	239,559	1,907	(599)	221,158	794	(695)

Disclosure of hedged items in fair value hedges and hedged items in cash flow hedges and hedges of net investments in foreign operations

Hedged items in fair value hedges
Barclays Bank Group		Accumulated fair value adjustment included in carrying amount
	Carrying amount	Total	Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	Change in fair value used as a basis to determine ineffectiveness	Hedge ineffectiveness recognised in the income statement[1]
Hedged item statement of financial position classification and risk category	£m	£m	£m	£m	£m
2025
Assets
Loans and advances at amortised cost
- Interest rate risk	698	(155)	1	4	(1)
- Inflation risk	280	188	79	(9)	—
Debt securities classified as amortised cost
- Interest rate risk	11,388	27	(1)	100	32
- Inflation risk	8,127	(1,332)	1	(9)	16
Financial assets at fair value through other comprehensive income[2]
- Interest rate risk	27,807	(1,378)	(429)	(163)	127
- Inflation risk	1,324	(62)	(20)	(5)	(13)
Total Assets	49,624	(2,712)	(369)	(82)	161
Liabilities
Debt securities in issue
- Interest rate risk	(1,333)	1	(31)	5	1
Subordinated liabilities
- Interest rate risk	(38,611)	1,576	1,006	(514)	(22)
Deposits at amortised cost from banks and customers
- Interest rate risk	(12,916)	(14)	(1)	(2)	3
Total Liabilities	(52,860)	1,563	974	(511)	(18)
Total Hedged Items	(3,236)	(1,149)	605	(593)	143

2024
Assets
Loans and advances at amortised cost
- Interest rate risk	711	(160)	(1)	(18)	4
- Inflation risk	318	219	102	(18)	7
Debt securities classified as amortised cost
- Interest rate risk	7,673	(44)	8	50	66
- Inflation risk	8,348	(1,342)	2	(598)	(29)
Financial assets at fair value through other comprehensive income[2]
- Interest rate risk	29,514	(1,162)	(452)	(132)	176
- Inflation risk	2,979	(96)	(31)	(59)	(22)
Total Assets	49,543	(2,585)	(372)	(775)	202
Liabilities
Debt securities in issue
- Interest rate risk	(1,417)	8	(24)	(18)	2
Subordinated liabilities
- Interest rate risk	(37,531)	2,257	1,182	398	(8)
Deposits at amortised cost from banks and customers
- Interest rate risk	(8,596)	(12)	(1)	(4)	(2)
Total Liabilities	(47,544)	2,253	1,157	376	(8)
Total Hedged Items	1,999	(332)	785	(399)	194
Notes
1Hedge ineffectiveness is recognised in net interest income.
2For items classified as fair value through other comprehensive income, the hedge accounting adjustment is not included in the carrying amount, but rather adjusts other comprehensive income.

Hedged items in cash flow hedges and hedges of net investments in foreign operations
Barclays Bank Group	Change in value of hedged item used as the basis for recognising ineffectiveness	Balance in cash flow hedging reserve for continuing hedges	Balance in currency translation reserve for continuing hedges	Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	Balances remaining in currency translation reserve for which hedge accounting is no longer applied	Hedging gains or losses recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement[1]
Description of hedge relationship and hedged risk	£m	£m	£m	£m	£m	£m	£m
2025
Assets
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	(336)	(92)	—	918	—	(336)	6
Cash and balances at Central Banks	(553)	(149)	—	604	—	(553)	(19)
Foreign exchange risk
Loans and advances at amortised cost	(1,637)	120	—	—	—	(1,637)	17
Inflation risk
Debt securities classified at amortised cost	(113)	(143)	—	(21)	—	(113)	8
Liabilities
Cash flow hedge of:
Foreign exchange risk
Subordinated Liabilities	9	16	—	—	—	9	—
Total cash flow hedges	(2,630)	(248)	—	1,501	—	(2,630)	12
Hedge of net investment in foreign operations
USD foreign operations	(484)	—	1,151	—	—	(484)	—
EUR foreign operations	146	—	100	—	—	146	—
Other foreign operations	(161)	—	(103)	—	60	(161)	—
Total foreign operations	(499)	—	1,148	—	60	(499)	—
2024
Assets
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	438	182	—	1,552	—	438	(8)
Cash and balances at Central Banks	495	123	—	1,495	—	495	22
Foreign exchange risk
Loans and advances at amortised cost	300	106	—	—	—	300	5
Inflation risk
Debt securities classified at amortised cost	118	(73)	—	25	—	118	—
Liabilities
Cash flow hedge of:
Foreign exchange risk
Subordinated Liabilities	18	(9)	—	—	—	18	—
Total cash flow hedges	1,369	329	—	3,072	—	1,369	19
Hedge of net investment in foreign operations
USD foreign operations	136	—	1,449	—	—	136	—
EUR foreign operations	(109)	—	(26)	—	—	(109)	—
Other foreign operations	(17)	—	34	—	96	(17)	—
Total foreign operations	10	—	1,457	—	96	10	—
Note
1Hedge ineffectiveness is recognised in net interest income.

Disclosure of hedging instruments which are carried on the Group's balance sheet	The following table shows the fair value hedging instruments which are carried on the balance sheet:

Barclays Bank Group		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m
As at 31 December 2025
Fair value	Interest rate risk	2	(3)	—	95,612	710
	Inflation risk	73	(514)	—	12,481	26
	Total	75	(517)	—	108,093	736

As at 31 December 2024
Fair value	Interest rate risk	26	(16)	—	89,602	(38)
	Inflation risk	121	(306)	—	14,220	631
	Total	147	(322)	—	103,822	593
The following table shows the cash flow and net investment hedging instruments which are carried on the balance sheet:

Barclays Bank Group		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m
As at 31 December 2025
Cash flow	Interest rate risk	—	—	—	94,727	876
	Foreign exchange risk	1,677	(39)	—	26,048	1,645
	Inflation risk	—	—	—	6,372	121
	Total	1,677	(39)	—	127,147	2,642
Net investment	Foreign exchange risk	155	(43)	(6,109)	10,428	499

As at 31 December 2024
Cash flow	Interest rate risk	—	—	—	80,382	(919)
	Foreign exchange risk	611	(307)	—	26,564	(313)
	Inflation risk	—	—	—	6,377	(118)
	Total	611	(307)	—	113,323	(1,350)
Net investment	Foreign exchange risk	36	(66)	(7,588)	11,601	(10)

Disclosure of expected notional values of current hedging instruments in future years	The following table profiles the expected notional values of current hedging instruments for fair value hedging in future years:

	2025	2026	2027	2028	2029	2030	2031 and later
As at 31 December 2025	£m	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Fair value hedges of:
Interest rate risk (outstanding notional amount)	95,612	76,744	65,798	61,019	53,609	40,763	32,092
Inflation risk (outstanding notional amount)	12,481	11,728	10,965	9,494	8,850	7,821	7,076

Disclosure of effect on the income statement, OCI, and reserves as a result of hedge accounting	The effect on the income statement and other comprehensive income of recycling amounts in respect of cash flow hedges and net investment hedges of foreign operations is set out in the following table:

Barclays Bank Group	2025		2024
	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur
Description of hedge relationship and hedged risk	£m	£m	£m	£m
Cash flow hedge of interest rate risk
Recycled to net interest income	(1,162)	(1)	(1,697)	(2)
Cash flow hedge of foreign exchange risk
Recycled to net trading income	1,669	—	(251)	—
Hedge of net investment in foreign operations
Recycled to other income	—	(34)	—	(1)
A detailed reconciliation of the movements of the cash flow hedging reserve and the currency translation reserve is as follows:

Barclays Bank Group	2025		2024
	Cash flow hedging reserve	Currency translation reserve	Cash flow hedging reserve	Currency translation reserve
	£m	£m	£m	£m
Balance on 1 January	(2,448)	3,690	(2,895)	3,783
Currency translation movements	24	(1,640)	20	(194)
Hedging (losses)/gains for the year	2,630	499	(1,369)	50
Amounts reclassified in relation to cash flows affecting profit or loss	(506)	34	1,950	1
Tax	(607)	(49)	(154)	50
Balance on 31 December	(907)	2,534	(2,448)	3,690